Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Useful Lives
Office Equipment	5 Years
Electronic Equipment	5 Years
Motor Vehicles	10 Years

Schedule of outlines the currency exchange rates
	June 30, 2020	June 30, 2019	June 30, 2018
Year-end spot rate	US$1= 7.0795 RMB	US$1= 6.8747 RMB	US$1= 6.6166 RMB
Average rate	US$1= 7.0293 RMB	US$1= 6.8260 RMB	US$1= 6.5054 RMB